INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of Intangible assets and amortization

Intangible assets and their related amortization are as follow (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Trademark	1,581	1,230
Computer software	94,712	135,218
Less: accumulated amortization	(40,809)	(56,848)
Intangible assets, net	55,484	79,600